Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment, Net [Line Items]
Depreciation expense	$ 2,294,586	$ 3,730,818	$ 2,438,320
Plant, property and equipment cost	11,211,122	697,288
Accumulated depreciation	864,236	295,999
Cash from disposal	213,126	502,465
Net disposal income	130,589	101,177
Property, Plant and Equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Net book value	$ 256,886	$ 401,289